UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	32 Threadneedle Lane
		Stamford, CT 06902

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-356-0284
Signature, Place, and Date of Signing:

	Monica C. Grady	Stamford, Connecticut	November 1, 2000

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.








FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	106

Form 13F Information Table Value Total:	$1,564,355

List of Other Included Managers:

No.	13F File Number	Name

None















                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
64976
1366118
SH

SOLE

1366118
0
0
AK Steel Holding Corp.
Common
001547908
1478
157697
SH

SOLE

157697
0
0
Alleghany Corp. Del
Common
017175100
2953
15066
SH

SOLE

15066
0
0
American Home Products Corp.
Common
026609107
59659
1054746
SH

SOLE

1054746
0
0
American Intl. Group Inc.
Common
026874107
3449
36049
SH

SOLE

36049
0
0
Anheuser Busch Companies Inc.
Common
035229103
609
14400
SH

SOLE

14400
0
0
Associates First CAP
Class A
046008108
2270
59746
SH

SOLE

59746
0
0
AT&T Corp.
Common
001957109
47709
1624130
SH

SOLE

1624130
0
0
AT&T Corp. - Liberty Media Group
Common Series A
001957208
51627
2868192
SH

SOLE

2868192
0
0
Automatic Data Process
Common
053015103
1496
22367
SH

SOLE

22367
0
0
BP Amoco PLC
Sponsored ADR
055622104
418
7885
SH

SOLE

7885
0
0
Bank of New York
Common
064057102
2691
48000
SH

SOLE

48000
0
0
BankAmerica Corp.
Common
066050105
695
13276
SH

SOLE

13276
0
0
Banknorth Group Inc.
Common
06646L100
654
36600
SH

SOLE

36600
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
837
13
SH

SOLE

13
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
983
475
SH

SOLE

475
0
0
Bristol Myers Squibb Co.
Common
110122108
3319
58103
SH

SOLE

58103
0
0
Cendant Corp.
Common
151313103
44926
4131165
SH

SOLE

4131165
0
0
Chase Manhattan Bank
Common
16161A108
60265
1304800
SH

SOLE

1304800
0
0
Chevron Corp.
Common
166751107
426
5000
SH

SOLE

5000
0
0
Cisco Systems Inc.
Common
17275R102
260
4700
SH

SOLE

4700
0
0
Citigroup, Inc.
Common
172967101
66465
1229413
SH

SOLE

1229413
0
0
Colgate Palmolive Co.
Common
194162103
3240
68644
SH

SOLE

68644
0
0
Comcast Corp.
Class A Spl.
200300200
61734
1508016
SH

SOLE

1508016
0
0
Compaq Computers
Common
204493100
269
9750
SH

SOLE

9750
0
0
Computer Sciences Corp.
Common
205363104
1114
15000
SH

SOLE

15000
0
0
Conoco Inc.
Class B
208251405
422
15660
SH

SOLE

15660
0
0
Walt Disney Productions
Common
254687106
521
13609
SH

SOLE

13609
0
0
Devon Energy Corp. (Oklahoma)
Common
251799102
4137
68776
SH

SOLE

68776
0
0
Dupont De Nemours & Co.
Common
263534109
42510
1025873
SH

SOLE

1025873
0
0
EMC Corporation Mass.
Common
268648102
398
4018
SH

SOLE

4018
0
0
Emerson Electric Co.
Common
291011104
56654
845583
SH

SOLE

845583
0
0
Ensco International Inc.
Common
26874Q100
220
5750
SH

SOLE

5750
0
0
Exxon Corporation
Common
302290101
1228
13778
SH

SOLE

13778
0
0
Federal Home Loan Mtg. Corp.
Common
313400301
66436
1228881
SH

SOLE

1228881
0
0
Federal National Ntg. Assn.
Common
313586109
10127
141635
SH

SOLE

141635
0
0
First Data Corp.
Common
319963104
49770
1274115
SH

SOLE

1274115
0
0
Ford Motor Co.
Common
345370100
434
17158
SH

SOLE

17158
0
0
G Wesco International
Common
95082p105
100
12500
SH

SOLE

12500
0
0
Gannett Inc.
Common
364730101
66498
1254673
SH

SOLE

1254673
0
0
General Electric
Common
369604103
13999
242675
SH

SOLE

242675
0
0
General Motors Corp.
Common
370442105
44766
688700
SH

SOLE

688700
0
0
Goldman Sachs Group Inc.
Common
38141G104
285
2500
SH

SOLE

2500
0
0
Harman International Industries Inc.
Common
413086109
2793
71420
SH

SOLE

71420
0
0
Healthsouth Rehab
Common
421924101
284
35000
SH

SOLE

35000
0
0
Heller Financial Inc.
Common
423328103
586
20500
SH

SOLE

20500
0
0
Hercules Inc.
Common
427056106
155
11000
SH

SOLE

11000
0
0
Hewlett Packard Inc.
Common
428236103
615
6340
SH

SOLE

6340
0
0
Home Depot Inc.
Common
437076102
567
10691
SH

SOLE

10691
0
0
Honeywell International
Common
438516106
62281
1748233
SH

SOLE

1748233
0
0
IMS Health Inc.
Common
449934108
56635
2729400
SH

SOLE

2729400
0
0
Infinity Broadcasting Corp.
Class A New
45662s102
2900
87870
SH

SOLE

87870
0
0
International Business Machines
Common
459200101
53904
479143
SH

SOLE

479143
0
0
Johnson & Johnson
Common
478160104
1222
13011
SH

SOLE

13011
0
0
Jones Apparel Group Inc.
Common
480074103
54040
2039231
SH

SOLE

2039231
0
0
Kerr McGee Corp.
Common
492386107
48202
727580
SH

SOLE

727580
0
0
Lilly Eli & Co.
Common
532457108
649
8000
SH

SOLE

8000
0
0
Litton Industries
Common
538021106
550
12300
SH

SOLE

12300
0
0
Lucent Technologies Inc.
Common
549463107
227
7417
SH

SOLE

7417
0
0
MGIC Investment Corp. Wisconsin
Common
552848103
52539
859530
SH

SOLE

859530
0
0
Marriot International Inc.
Class A
571900109
41878
1149305
SH

SOLE

1149305
0
0
Merck & Co., Inc.
Common
589331107
1274
17110
SH

SOLE

17110
0
0
Microsoft Corp.
Common
594918104
820
13590
SH

SOLE

13590
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
255
2800
SH

SOLE

2800
0
0
Nasdaq 100 Trust Unit
Common Series 1
631100104
201
2270
SH

SOLE

2270
0
0
National Techteam Inc.
Common
638108100
156
50000
SH

SOLE

50000
0
0
Oz/one, Inc.
Common
629990914
232
2300
SH

SOLE

2300
0
0
Pepsico Inc.
Common
713448108
277
6030
SH

SOLE

6030
0
0
Pfizer Inc.
Common
717081103
2423
53916
SH

SOLE

53916
0
0
Pitney Bowes Inc.
Common
724479100
51865
1315120
SH

SOLE

1315120
0
0
PrimeEnergy Corp.
Common
74158E108
200
25000
SH

SOLE

25000
0
0
Proctor & Gamble Co.
Common
742718109
3370
50292
SH

SOLE

50292
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
Quaker Oats Co.
Common
747402105
506
6400
SH

SOLE

6400
0
0
Republic Services
Common
760759100
722
55000
SH

SOLE

55000
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257705
410
6840
SH

SOLE

6840
0
0
SBC Communications
Common
78387G103
571
11424
SH

SOLE

11424
0
0
Schering Plough Corp.
Common
806605101
2628
56514
SH

SOLE

56514
0
0
Schlumberger Ltd.
Common
806857108
288
3500
SH

SOLE

3500
0
0
Sherwin Williams Co.
Common
824348106
3989
186630
SH

SOLE

186630
0
0
Smithkline Beecham PLC
ADR Rep Ord
832378301
1455
21200
SH

SOLE

21200
0
0
Sun Microsystems
Common
866810104
654
5600
SH

SOLE

5600
0
0
Sunoco Inc.
Common
866762107
428
15900
SH

SOLE

15900
0
0
Synavant Inc.
Common
87157A105
876
130929
SH

SOLE

130929
0
0
Texaco Inc.
Common
881694103
45230
861525
SH

SOLE

861525
0
0
Time Warner Inc.
Common
887315109
5565
71119
SH

SOLE

71119
0
0
Tricon Global Restaurant
Common
895953107
52550
1715925
SH

SOLE

1715925
0
0
USA Education Inc.
Common
90390U102
58211
1208005
SH

SOLE

1208005
0
0
Ucar International Inc.
Common
90262K109
449
35400
SH

SOLE

35400
0
0
Verizon Communications
Common
92343v104
1118
23082
SH

SOLE

23082
0
0
Viacom Inc.
Class B
925524308
530
9058
SH

SOLE

9058
0
0
Visteion Corp.
Common
92839u107
528
34902
SH

SOLE

34902
0
0
Waste Management, Inc. (New)
Common
94106l109
246
14100
SH

SOLE

14100
0
0
Water Pik Technologies
Common
94113U100
194
20000
SH

SOLE

20000
0
0
Whirlpool Corp.
Common
963320106
47538
1222840
SH

SOLE

1222840
0
0
Worldcom Inc.
Common
98157D106
52553
1730135
SH

SOLE

1730135
0
0
XL Capital Ltd.
Class A
982551056
434
5900
SH

SOLE

5900
0
0
York International
Common
986670107
415
16700
SH

SOLE

16700
0
0
Blackrock Advantage Term
Common
09247A101
130
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
288
23000
SH

SOLE

23000
0
0
Dreyfus Strategic Government Income
Common
261938104
496
52200
SH

SOLE

52200
0
0
Muniyield Insured Fund Inc.
Common
62630E107
286
22000
SH

SOLE

22000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
340
26000
SH

SOLE

26000
0
0
Nuveen Select Tax-Free Income Portfolio
Sh Ben Int
67062F100
290
20000
SH

SOLE

20000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
169
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
141
10000
SH

SOLE

10000
0
0